Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party [Abstract]
Short-term employee benefits and costs	$ 6.2	$ 7.5	$ 6.2
Post-employment and other long-term benefits	0.3	0.6	0.4
Stock-based compensation (including DSUs to eligible directors)	14.8	12.4	12.3
Key management personnel compensation	$ 21.3	$ 20.5	$ 18.9